FINANCIAL INSTRUMENTS - Schedule of Hedging Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 ARS ($)	Dec. 31, 2024 USD ($) BRL (R$) MXN ($) INR (₨) CLP ($) GBP (£) COP ($) EUR (€) UYU ($) AUD ($)	Dec. 31, 2023 USD ($) AUD ($) UYU ($) BRL (R$) INR (₨) MXN ($) COP ($) GBP (£) DKK (kr) CLP ($) ARS ($) EUR (€)
United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Fair value assets																						$ 558,000
Fair value (liabilities)																					$ (1,408,000)	$ (1,167,000)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					84.27	876.95
Notional foreign currency rate						₨ 85.27				$ 875.93
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					84.67	890.85
Notional foreign currency rate						85.87				877.33
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,424.7	1.46
Notional foreign currency rate			$ 4,427								$ 1.46
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,424	39.36
Notional foreign currency rate			4,427												$ 39.37
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.79	6.67
Notional foreign currency rate				£ 0.80									kr 6.72
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					1.52
Notional foreign currency rate		$ 1.62
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.94
Notional foreign currency rate | ₨						86.11
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,411.5
Notional foreign currency rate			4,443.21
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					44.39
Notional foreign currency rate					$ 44.40
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					977.00	1.54
Notional foreign currency rate	$ 995.03										$ 1.46
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					992.22	4,006.5
Notional foreign currency rate	995.54											$ 3,846.04
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,005.08
Notional foreign currency rate												3,846.03
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,004.07
Notional foreign currency rate												3,846.02
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | kr																						6.82
Notional foreign currency rate | kr													kr 6.71
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | £																						0.82
Notional foreign currency rate | £														£ 0.78
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						39.46
Notional foreign currency rate															39.21
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.51
Notional foreign currency rate | ₨																₨ 83.31
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.44
Notional foreign currency rate | ₨																83.25
Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | £																						0.79
Notional foreign currency rate | £														£ 0.78
Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | €																						0.91
Notional foreign currency rate | €																	€ 0.90
Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						3,907
Notional foreign currency rate												3,866.64
Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						3,901.8
Notional foreign currency rate												3,865.84
Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						3,898.5
Notional foreign currency rate												3,868.41
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value (liabilities)																					$ (6,500,000)	$ (3,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					84.37	560.00
Notional foreign currency rate						85.85														$ 808.48
Fair value (liabilities)																					$ (52,000)	$ (1,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					302.36	289.90
Fair value (liabilities)																					$ (710,000)	$ (393,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					84.36	83.21
Notional foreign currency rate | ₨						85.81										83.28
Fair value (liabilities)																					$ (42,000)	$ (2,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					315.09	302.36
Fair value (liabilities)																					$ (698,000)	$ (383,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					84.35
Notional foreign currency rate | ₨						85.85
Fair value (liabilities)																					$ (26,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 3 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						315.09
Fair value (liabilities)																						$ (391,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,273
Notional foreign currency rate			4,424.76
Fair value (liabilities)																					$ (335,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,224.5
Notional foreign currency rate			4,424.97
Fair value (liabilities)																					$ (404,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					5.73
Notional foreign currency rate | R$									R$ 6.21
Fair value (liabilities)																					$ (206,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					960.45
Notional foreign currency rate	994.94
Fair value (liabilities)																					$ (147,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					6.21
Notional foreign currency rate | R$									6.22
Fair value (liabilities)																					$ (1,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					19.65
Notional foreign currency rate								$ 20.98
Fair value (liabilities)																					$ (419,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					19.82
Notional foreign currency rate								20.98
Fair value (liabilities)																					$ (361,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					42.55
Notional foreign currency rate					44.25
Fair value (liabilities)																					$ (117,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					84.61
Notional foreign currency rate | ₨						86.07
Fair value (liabilities)																					$ (51,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					84.65
Notional foreign currency rate | ₨						86.03
Fair value (liabilities)																					$ (40,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					84.67
Notional foreign currency rate | ₨						86.07
Fair value (liabilities)																					$ (25,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 15
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,241.62
Notional foreign currency rate			4,439.72
Fair value (liabilities)																					$ (397,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 16
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,301.59
Notional foreign currency rate			4,440.53
Fair value (liabilities)																					$ (290,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 17
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					5.75
Notional foreign currency rate | R$									6.26
Fair value (liabilities)																					$ (226,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 18
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					960.95
Notional foreign currency rate	995.29
Fair value (liabilities)																					$ (146,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 19
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					6.25
Notional foreign currency rate | R$									6.25
Fair value (liabilities)																					$ (1,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 20
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					19.72
Notional foreign currency rate								21.07
Fair value (liabilities)																					$ (422,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 21
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					20.00
Notional foreign currency rate								21.06
Fair value (liabilities)																					$ (326,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 22
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					43.33
Notional foreign currency rate					44.43
Fair value (liabilities)																					$ (77,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 23
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.25
Notional foreign currency rate | ₨						86.27
Fair value (liabilities)																					$ (36,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 24
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.23
Notional foreign currency rate | ₨						86.23
Fair value (liabilities)																					$ (29,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 25
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.25
Notional foreign currency rate | ₨						86.27
Fair value (liabilities)																					$ (18,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 26
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					20.39
Notional foreign currency rate								21.17
Fair value (liabilities)																					$ (468,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 27
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,331.9
Notional foreign currency rate			4,457.23
Fair value (liabilities)																					$ (249,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 28
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,348.5
Notional foreign currency rate			4,457.58
Fair value (liabilities)																					$ (239,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 29
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					5.78
Notional foreign currency rate | R$									6.27
Fair value (liabilities)																					$ (217,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 30
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					958.60
Notional foreign currency rate	995.56
Fair value (liabilities)																					$ (157,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 31
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					6.28
Notional foreign currency rate | R$									6.28
Fair value (liabilities)																					$ (1,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 32
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					43.61
Notional foreign currency rate					44.56
Fair value (liabilities)																					$ (64,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 33
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.48
Notional foreign currency rate | ₨						86.53
Fair value (liabilities)																					$ (38,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 34
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.46
Notional foreign currency rate | ₨						86.42
Fair value (liabilities)																					$ (28,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 35
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.48
Notional foreign currency rate | ₨						86.53
Fair value (liabilities)																					$ (18,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 36
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					970.50
Notional foreign currency rate	996.01
Fair value (liabilities)																					$ (107,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 37
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					5.93
Notional foreign currency rate | R$									6.30
Fair value (liabilities)																					$ (162,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 38
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					21.12
Notional foreign currency rate								21.29
Fair value (liabilities)																					$ (80,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 39
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					43.80
Notional foreign currency rate					44.82
Fair value (liabilities)																					$ (68,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 40
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.86
Notional foreign currency rate | ₨						86.70
Fair value (liabilities)																					$ (30,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 41
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					85.84
Notional foreign currency rate | ₨						86.61
Fair value (liabilities)																					$ (22,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 42
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					86.10
Notional foreign currency rate | ₨						₨ 86.71
Fair value (liabilities)																					$ (11,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 43
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,489
Notional foreign currency rate			4,495.92
Fair value (liabilities)																					$ (15,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 44
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,490
Notional foreign currency rate			4,495.95
Fair value (liabilities)																					$ (12,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 45
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					21.01
Notional foreign currency rate								$ 21.38
Fair value (liabilities)																					$ (210,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 46
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					6.20
Notional foreign currency rate | R$									R$ 6.35
Fair value (liabilities)																					$ (74,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 47
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					44.64
Notional foreign currency rate					45.04
Fair value (liabilities)																					$ (27,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 48
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					45.09
Notional foreign currency rate					$ 45.24
Fair value (liabilities)																					$ (9,000)
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value assets																					$ 731,000	$ 8,078,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.95	83.53
Notional foreign currency rate							€ 0.96									83.29
Fair value assets																					$ 163,000	$ 9,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 1 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					208.72	198.85
Fair value assets																					$ 45,000	$ 188,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.79	83.53
Notional foreign currency rate				0.80												83.29
Fair value assets																					$ 45,000	$ 6,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					219.34	208.72
Fair value assets																					$ 44,000	$ 189,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.95	4,445.5
Notional foreign currency rate							0.96					3,850.4
Fair value assets																					$ 164,000	$ 1,366,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 3 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						219.34
Fair value assets																					$ 89,000	$ 181,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.79	4,314.5
Notional foreign currency rate				0.80								3,849.1
Fair value assets																					$ 45,000	$ 1,129,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.95	18.30
Notional foreign currency rate							€ 0.96											$ 17.05
Fair value assets																					$ 164,000	$ 504,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.79	923.00
Notional foreign currency rate				£ 0.80						876.27
Fair value assets																					$ 45,000	$ 263,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,504.77	5.18
Notional foreign currency rate			4,479.58																R$ 4.87
Fair value assets																					$ 51,000	$ 187,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,500.5	40.55
Notional foreign currency rate			$ 4,479.48												39.22
Fair value assets																					$ 42,000	$ 127,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					998.65	83.64
Notional foreign currency rate	997.07															83.39
Fair value assets																					$ 7,000	$ 9,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					998.96	83.64
Notional foreign currency rate	$ 997.70															83.39
Fair value assets																					$ 5,000	$ 6,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,415.71
Notional foreign currency rate												3,875.77
Fair value assets																						$ 800,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						18.78
Notional foreign currency rate																		17.16
Fair value assets																						$ 639,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,177.65
Notional foreign currency rate												3,871.87
Fair value assets																						$ 479,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						924.70
Notional foreign currency rate										877.77
Fair value assets																						$ 264,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 15
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,074.9
Notional foreign currency rate												3,869.88
Fair value assets																						$ 263,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 16
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																						5.21
Notional foreign currency rate | R$																			R$ 4.89
Fair value assets																						$ 197,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 17
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						40.30
Notional foreign currency rate															$ 39.61
Fair value assets																						$ 87,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 18
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.55
Notional foreign currency rate | ₨																83.47
Fair value assets																						$ 3,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 19
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.54
Notional foreign currency rate | ₨																83.47
Fair value assets																						$ 2,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 20
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,440
Notional foreign currency rate												$ 3,901.25
Fair value assets																						$ 794,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 21
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						18.83
Notional foreign currency rate																		$ 17.24
Fair value assets																						$ 625,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 22
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						935.50
Notional foreign currency rate										$ 879.35
Fair value assets																						$ 312,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 23
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.70
Notional foreign currency rate | ₨																83.62
Fair value assets																						$ 3,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 24
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.70
Notional foreign currency rate | ₨																83.62
Fair value assets																						$ 2,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 25
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.72
Notional foreign currency rate | ₨																₨ 83.62
Fair value assets																						$ 2,000